Document and Entity Information	Nov. 24, 2020
Prospectus:
Document Type	497
Document Period End Date	Nov. 24, 2020
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 24, 2020
Document Effective Date	Nov. 24, 2020
Prospectus Date	Aug. 01, 2020
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Large-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFVDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Large-Cap Value | Class C
Prospectus:
Trading Symbol	PFVCX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Large-Cap Value | Class A
Prospectus:
Trading Symbol	PFAAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Large-Cap Value | Class R6
Prospectus:
Trading Symbol	PFVIX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PLCDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate-Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PMCDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS C
Prospectus:
Trading Symbol	POBCX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS A
Prospectus:
Trading Symbol	POBAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	PMADX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Growth | CLASS C
Prospectus:
Trading Symbol	PODCX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Growth | CLASS A
Prospectus:
Trading Symbol	PODAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Aggressive-Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	POEDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small/Mid-Cap | Class R6
Prospectus:
Trading Symbol	PFOIX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap | Class R6
Prospectus:
Trading Symbol	PFJIX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
Class A, C, I, R6, & Advisor Prospectus | Pacific Funds Small-Cap Value | Class R6
Prospectus:
Trading Symbol	PFEIX